NOTE 7: INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets

	Patient records	Trademarks and domain names	Management software	Total
Cost
Balance, December 31, 2015	356,893	$141,000	$73,000	$570,893
Impairment loss	(64,800)	–	–	(64,800)
Balance, December 31, 2016	292,093	141,000	73,000	506,093
Expenditures	–	–	–	–
Balance, December 31, 2017	292,093	141,000	73,000	506,093
Impairment loss	–	(42,300)	(21,900)	(64,200)
Balance, December 31, 2018	292,093	$98,700	$51,100	$441,893

	Patient records	Trademarks and domain names	Management software	Total
Accumulated amortization
Balance, December 31, 2015	(35,690)	$(14,100)	$(7,300)	$(57,090)
Amortization	(56,703)	(28,200)	(14,600)	(99,503)
Balance, December 31, 2016	(92,393)	(42,300)	(21,900)	(156,593)
Amortization	(56,704)	(28,200)	(14,600)	(99,504)
Balance, December 31, 2017	(149,097)	(70,500)	(36,500)	(256,097)
Amortization	(71,379)	(28,200)	(14,600)	(114,179)
Balance, December 31, 2018	(220,476)	$(98,700)	$(51,100)	$(370,276)

	Patient records	Trademarks and domain names	Management software	Total
Carrying amount
Balance, December 31, 2016	199,700	$98,700	$51,100	$349,500
Balance, December 31, 2017	142,996	70,500	36,500	249,996
Balance, December 31, 2018	71,617	$–	$8,595	$71,617